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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]: Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Covalent Partners LLC
Address: 930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Stone, Jr.
Title:   Principal, Chief Financial Officer & Chief Compliance Officer
Phone:   617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.          Waltham, MA                May 14, 2012
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $257,887 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name
---      --------------------      ----

NONE     N/A                       N/A

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                           FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100      258    42000 SH       SOLE                    42000        0        0
AMERISTAR CASINOS INC          COM              03070Q101    4,247   227960 SH       SOLE                   227960        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8   14,253 15620000 PRN      SOLE                 15620000        0        0
BANK OF AMERICA CORP           COM              060505104    1,004   105000 SH       SOLE                   105000        0        0
BARCLAYS PLC                   ADR              06738E204    1,527  1419300 SH  CALL SOLE                  1419300        0        0
BELO CORP                      COM SER A        080555105   15,753  2197106 SH       SOLE                  2197106        0        0
BOYD GAMING CORP               COM              103304101    3,892   496473 SH       SOLE                   496473        0        0
CITIGROUP INC                  COM              172967424    1,385    37884 SH       SOLE                    37884        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416   16,873   162973 SH       SOLE                   162973        0        0
COLUMBUS MCKINNON CORP         COM              199333105    7,508   460873 SH       SOLE                   460873        0        0
CUMULUS MEDIA INC              CL A             231082108   13,753  3940570 SH       SOLE                  3940570        0        0
DANA HLDG CORP                 COM              235825205   16,134  1040923 SH       SOLE                  1040923        0        0
DELL INC                       COM              24702R101   14,054   846900 SH       SOLE                   846900        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      252    80599 SH       SOLE                    80599        0        0
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1    2,552  3000000 PRN      SOLE                  3000000        0        0
GENERAL ELECTRIC CO            COM              369604103    5,881   293000 SH       SOLE                   293000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.25% 5/0   459902AQ5    9,070  8000000 PRN      SOLE                  8000000        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201    8,282   298443 SH       SOLE                   298443        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104      640    90600 SH       SOLE                    90600        0        0
JPMORGAN CHASE & CO            COM              46625H100   18,462   401518 SH       SOLE                   401518        0        0
LIGAND PHARMACEUTICALS         COM NEW          53220K504      582    36500 SH       SOLE                    36500        0        0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1   55303QAE0   16,940 16000000 PRN      SOLE                 16000000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.00% 10/1  63934EAL2   23,869 21650000 PRN      SOLE                 21650000        0        0
NCI BUILDING SYSTEMS INC       COM              628852204   14,740  1280660 SH       SOLE                  1280660        0        0
NATIONSTAR MTG HLDGS INC       COM              63861C109    1,149    80000 SH       SOLE                    80000        0        0
PINNACLE ENTMT INC             COM              723456109   16,558  1438618 SH       SOLE                  1438618        0        0
PRIMUS GUARANTY LTD            SHS              G72457107      658   108761 SH       SOLE                   108761        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    6,270   566886 SH       SOLE                   566886        0        0
STONERIDGE INC                 COM              86183P102   18,027  1822788 SH       SOLE                  1822788        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    3,314   513754 SH       SOLE                   513754        0        0